Income Taxes - Summary of Income Tax Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Contingency [Line Items]
Income/(loss) before income taxes and share of result of equity method investments	$ 35,033	$ (38,394)	$ 1,279
Tax expense at statutory rate	0	0	0
Total statutory tax charge	0	0	0
Withholding taxes	74	0	0
Breakdown of current/deferred tax expense
Current tax expense	2,107	1,264	489
Deferred tax expense	3,842	705	128
Total Tax charge	5,949	1,969	617
UNITED STATES
Breakdown of current/deferred tax expense
Total Tax charge	5,052	855	0
UNITED KINGDOM [Member]
Breakdown of current/deferred tax expense
Total Tax charge	386	566	416
POLAND [Member]
Breakdown of current/deferred tax expense
Total Tax charge	171	345	31
SINGAPORE [Member]
Breakdown of current/deferred tax expense
Total Tax charge	0	47	77
DENMARK
Breakdown of current/deferred tax expense
Total Tax charge	167	74	0
MALTA [Member]
Breakdown of current/deferred tax expense
Total Tax charge	$ 99	$ 82	$ 93